Income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense recognized
Loss before taxes	€ (158,213)	€ (65,847)	€ (27,479)
Income tax calculated at 25%	(39,553)	(16,462)	(6,870)
Effect of expenses that are not deductible in determining taxable results	(7,701)	(3,934)	(1,141)
Effect of stock issue expenses that are not deductible in determining taxable results	(5,750)	(3,716)	(5,754)
Effect of concessions (R&D incentives and grants)	(572)	(430)	(453)
Effect of different tax rates in jurisdictions in which the company operates	(52)	(15)	(517)
Deferred tax asset other than loss carryforwards not recognized	(27,341)	(11,968)	(4,363)
Other	13	26	9
Income tax expense recognized in the consolidated statement of profit and loss	(4,752)	(794)	(597)
Netherlands
Income tax expense recognized
Effect of tax losses carried forward not recognized	(356)
Effect of usage of tax losses carried forward not previously recognized			19,378
Belgium
Income tax expense recognized
Effect of tax losses carried forward not recognized	(11,314)	€ (5,511)	(27,413)
Effect of usage of tax losses carried forward not previously recognized	€ (3,876)
Effect of change in corporate tax rate on deferred tax asset not previously recognized (Belgium)			€ 373